EARNINGS PER SHARE - Additional Items Excluded or Included in Diluted Earnings Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock options
Earnings per share [line items]
Stock options that were anti-dilutive and not included in diluted earnings per share calculations (in shares)	0	0	0
PSUs
Earnings per share [line items]
The effect of PSUs included in diluted earnings per share calculations (in shares)	885,879	892,077	498,040